Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2025	Mar. 31, 2025	Mar. 31, 2025
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuideMark Large Cap Core Fund Service Shares
Average Annual Return, Percent		3.85%	18.02%	10.78%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuideMark Emerging Markets Fund Service Shares
Average Annual Return, Percent		7.07%	8.25%	4.13%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuideMark Small/Mid Cap Core Fund Service Shares
Average Annual Return, Percent		(3.51%)	16.48%	7.21%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuideMark World ex-US Fund Service Shares
Average Annual Return, Percent		7.29%	11.70%	4.81%
Service Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name		GuideMark Core Fixed Income Fund Service Shares
Average Annual Return, Percent		4.25%	(0.43%)	0.97%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[1]	7.22%	18.18%	11.80%
Russell 1000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index
Average Annual Return, Percent		7.82%	18.47%	12.18%
MSCI Emerging Markets Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index
Average Annual Return, Percent		8.65%	8.38%	4.11%
Russell 3000 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000 Index
Average Annual Return, Percent	[2]	7.22%	18.18%	11.80%
Russell 2500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2500 Index
Average Annual Return, Percent		(3.11%)	14.91%	7.46%
MSCI World ex-USA Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI World ex-USA Index
Average Annual Return, Percent		5.86%	12.74%	6.04%
Bloomberg US Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Aggregate Bond Index
Average Annual Return, Percent		4.88%	(0.40%)	1.46%

[1]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.

[2]
**	Effective July 31, 2024, the Fund added this broad-based securities market index intended to reflect the overall applicable securities market.